Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash	$ 12,522	$ 951	$ 438
Total Current Assets	12,522	951	438
Fixed Assets:
Equipment	1,356	1,244	762
Office Computers and Equipment	2,177	1,100
Office Software	332	332	193
Accumulated Depreciation	(1,901)	(191)
Total Fixed Assets	1,964	2,485	955
Total Assets	14,486	3,436	1,393
Current Liabilities:
Accounts Payable	40,935	41,552	24,460
Other Current Liabilities	3	3	3
Shareholder Advances	306,700	167,500	110,000
Advances from Affiliate	2,000	2,000
Total Current Liabilities	349,638	211,055	134,463
Total Liabilities	349,638	211,055	134,463
Stockholders' Deficit:
Preferred Series B Stock: 100,000,000 Shares Authorized (Par Value 0.001); Shares Issued And Outstanding At Both Year End December 31, 2015 and 2014 Were 0.
Common Stock: 750,000,000 Shares Authorized (Par Value 0.001); Shares Issued And Outstanding At December 31, 2015 And 2014 Were 2,217,132 Shares and 717,132 Shares, Respectively.	4,689	2,217	717
Additional Paid in Capital	94,812	27,784	14,284
Accumulated Deficit	(434,653)	(237,620)	(148,071)
Total Stockholders Deficit	(335,152)	(207,619)	(133,070)
Total Liabilities & Stockholders' Defecit	$ 14,486	$ 3,436	$ 1,393